Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

February 29, 2020

Dates Covered
Collections Period	02/01/20 - 02/29/20
Interest Accrual Period	02/18/20 - 03/15/20
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/20	422,758,508.63	26,357
Yield Supplement Overcollateralization Amount 01/31/20	17,260,815.56	0
Receivables Balance 01/31/20	440,019,324.19	26,357
Principal Payments	17,208,139.32	419
Defaulted Receivables	682,095.48	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/20	16,237,645.67	0
Pool Balance at 02/29/20	405,891,443.72	25,899

Pool Statistics	$ Amount	# of Accounts
Pool Factor	39.10%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,595,984.76	233
Past Due 61-90 days	1,403,368.87	73
Past Due 91-120 days	316,637.95	20
Past Due 121+ days	0.00	0
Total	6,315,991.58	326

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.50%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	478,059.49
Aggregate Net Losses/(Gains) - February 2020	204,035.99
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.56%
Prior Net Losses Ratio	0.66%
Second Prior Net Losses Ratio	0.63%
Third Prior Net Losses Ratio	1.19%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.81%

Overcollateralization Target Amount	10,756,123.26
Actual Overcollateralization	10,756,123.26
Weighted Average APR	3.07%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	41.03

Flow of Funds	$ Amount

Collections	18,773,810.79
Investment Earnings on Cash Accounts	7,617.60
Servicing Fee	(366,682.77)
Transfer to Collection Account	0.00
Available Funds	18,414,745.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	809,626.27
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	5,663,964.43
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,756,123.26
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,111,384.83

Total Distributions of Available Funds	18,414,745.62

Servicing Fee	366,682.77
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 02/18/20	411,555,408.15
Principal Paid	16,420,087.69
Note Balance @ 03/16/20	395,135,320.46

Class A-1
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-2
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-3
Note Balance @ 02/18/20	297,875,408.15
Principal Paid	16,420,087.69
Note Balance @ 03/16/20	281,455,320.46
Note Factor @ 03/16/20	82.7809766%

Class A-4
Note Balance @ 02/18/20	83,100,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	83,100,000.00
Note Factor @ 03/16/20	100.0000000%

Class B
Note Balance @ 02/18/20	30,580,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	30,580,000.00
Note Factor @ 03/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	883,273.10
Total Principal Paid	16,420,087.69
Total Paid	17,303,360.79

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	620,573.77
Principal Paid	16,420,087.69
Total Paid to A-3 Holders	17,040,661.46

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8817917
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.3925482
Total Distribution Amount	17.2743399

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.8252170
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.2943756
Total A-3 Distribution Amount	50.1195926

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	344.94
Noteholders' Principal Distributable Amount	655.06

Account Balances	$ Amount

Reserve Account
Balance as of 02/18/20	2,548,816.60
Investment Earnings	3,096.06
Investment Earnings Paid	(3,096.06)
Deposit/(Withdrawal)	-
Balance as of 03/16/20	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60